Share based compensation (Summary of Activities of Pre-2009 Scheme Options for Employees and Non-employee) (Details) - Share options [Member] - Pre-2009 Scheme Options [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding at the beginning of the period (in shares)	7,380,345	13,222,005	17,870,425
Exercised/Repurchased (in shares)	(6,611,970)	(5,841,660)	(4,648,420)
Outstanding at the end of the period (in shares)		7,380,345	13,222,005	17,870,425
Outstanding, vested and exercisable at the end of the period (in shares)	768,375
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 0.0061	$ 0.0059	$ 0.0055
Exercised/Repurchased (in dollars per share)	0.0061	0.0057	0.0045
Outstanding at the end of the period (in dollars per share)		$ 0.0061	$ 0.0059	$ 0.0055
Outstanding, vested and exercisable at the end of the period (in dollars per share)	$ 0.0067
Weighted average remaining contractual life
Outstanding at the end of the period			4 years 4 months 24 days	5 years 4 months 13 days
Exercised	2 years 5 months 16 days	3 years 2 months 26 days	4 years 3 months 18 days
Outstanding, vested and exercisable at the end of the period	2 years 11 months 26 days	3 years 6 months 7 days
Aggregate intrinsic value
Outstanding at the end of the period			$ 33,162	$ 12,642
Outstanding, vested and exercisable at the end of the period	$ 2,395	$ 22,959